SEGMENT INFORMATION - Revenues by Product Category (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Total revenues	$ 2,163	$ 2,219	$ 2,233	$ 2,109	$ 2,403	$ 2,479	$ 2,420	$ 2,372	$ 8,724	$ 9,674	$ 10,447
Pharmaceuticals
Revenue from External Customer [Line Items]
Total revenues									4,377	5,167	6,058
Devices
Revenue from External Customer [Line Items]
Total revenues									1,532	1,504	1,480
OTC
Revenue from External Customer [Line Items]
Total revenues									1,529	1,581	1,583
Branded and Other Generics
Revenue from External Customer [Line Items]
Total revenues									1,157	1,284	1,171
Other revenues
Revenue from External Customer [Line Items]
Total revenues									$ 129	$ 138	$ 155